10. Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
10. Concentrations

Concentration of Revenues, Accounts Receivable and Costs and Expenses

For the three and six months ended June 30, 2012 and 2011, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Customer 1	33.3%	43.9%	39.7%	45.5%
Customer 2	16.3%	-	17.9%	-
Totals	49.6%	43.9%	57.6%	45.5%

At June 30, 2012 and December 31, 2011, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	June 30, 2012	December 31, 2011
Customer 1	58.4%	53.4%
Customer 2	17.0%	17.3%
Totals	75.4%	70.7%

For the three and six months ended June 30, 2012 and 2011, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011

Vendor 1	12.1%	27.1%	14.3%	31.8%

Totals	12.1%	27.1%	14.3%	31.8%

Concentration of Credit Risk

On November 9, 2010, the FDIC issued a Final Rule implementing section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing transaction accounts.  Beginning December 31, 2010, through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions.  The unlimited insurance coverage is available to all depositors, including consumers, businesses, and governmental entities.  This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to a depositor’s other deposit accounts held at an FDIC-insured institution.  A noninterest-bearing transaction account is a deposit account where interest is neither accrued nor paid; depositors are permitted to make an unlimited number of transfers and withdrawals; and the bank does not reserve the right to require advance notice of an intended withdrawal. The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2011.  As of December 31, 2011, the Company’s bank balances exceeded FDIC insured amounts by approximately $50,000.  There were no balances in excess of FDIC insured levels as of December 31, 2010.

Concentration of Revenues, Accounts Receivable and Publisher Expense

For the years ended December 31, 2011 and 2010, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Customer 1	44.6%	50.1%
Totals	44.6%	50.1%

At December 31, 2011 and 2010, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	December 31, 2011	December 31, 2010

Customer 1	53.4%	29.1%
Customer 2	17.3%	-
Customer 3	-	30.3%
Customer 4	-	20.2%
Totals	70.7%	79.6%

For the years ended December 31, 2011 and 2010, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Vendor 1	24.4%	38.8%
Totals	24.4%	38.8%